RELATED PARTIES	12 Months Ended
Dec. 31, 2014
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 17 -	RELATED PARTIES

A.	The Tzivtit Insurance Ltd. (“Tzivtit Insurance”), owned by a director of the Company, serves as the Company's insurance agent and provides the Company with elementary insurance and managers insurance.

In respect of these insurance services, Tzivtit Insurance is entitled to receive commissions at various rates, paid by the insurance company (which is not considered a related party).

With respect to basic insurance policies, and directors and offices insurance policies, the Company paid to the insurance company in 2014, US$ 324 thousand and US$ 189 thousand, respectively (In 2013 US$ 303 thousand and US$ 193 thousand, respectively.)

Tzivtit Insurance is entitled to commissions in an aggregate amount of NIS 187 thousand (US$ 52 thousand) to be paid to Tzivtit Insurance by the insurance company on account of these policies. (US$ 80 thousand and US$ 72 thousand in 2013 and 2012, respectively.)

B.	In February 2003, an agreement was signed between the Company and A. Sheratzky Holdings Ltd., a wholly-owned and controlled company belonging to Mr. Izzy Sheratzky, President and Director. The agreement includes, among other things, the cost of Mr. Izzy Sheratzky's monthly employment in an amount of NIS 98,000 (US$ 25,000), entertainment expenses, car maintenance expenses, cellular phone, and entitlement to participate in the profits of the Company in an amount equal to 5% of the pretax income of the Company, plus the share of the Company in the income or losses of affiliated companies, on the basis of the audited consolidated financial statements.

The agreement is for a two-year period, with automatic two-year extensions, unless either of the parties gives 180 day advance notice of its intention to terminate the agreement.

Whereas the term of the agreement exceeded three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with A. Sheratzky, which according to current Israeli law remained in force and effect until May 11, 2014.

See section F below with respect to the approval of a new service agreement with A. Sheratzky Holdings during February 2014.

C.	On September 5, 2002, the Company entered into independent contractor agreements with A. Sheratzky Holdings Ltd. and each of Eyal Sheratzky and Nir Sheratzky (the Co-CEO's of the Company), pursuance to which A. Sheratzky Holdings will provide management services to the Company through Eyal Sheratzky and Nir Sheratzky in consideration of monthly payments in the amount of NIS 48,892 and NIS 49,307 (US$ 12,600 and US$ 12,700), respectively, in addition to providing each of them a company car and reimbursement of certain business expenses. In January 2004, changes in the employment terms of the two Co-CEOs of the Company were approved, whereby in addition to the agreement detailed above, each would be entitled to an annual bonus equal to 1% of the pretax income of the Company, plus the share of the Company in the income or losses of affiliated companies, on the basis of the audited consolidated financial statements.

Whereas the term of the agreement exceeded three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with A. Sheratzky (including third addendum thereto that clarifies the nature of its role and services), which according to current Israeli law remained in force and effect until May 11, 2014.

See section F below with respect to the approval of a new service agreement with A. Sheratzky Holdings during February 2014.

The amounts paid to A. Sheratzky Holdings in 2014, 2013 and 2012 (including with respect to B. above but excluding amounts paid to A. Sheratzky Holdings in 2014 under the new service agreement, described in F. below), were approximately US$ 793,000, US$ 3,470,000 and US$ 2,691,000, respectively (all numbers include value added tax).

D.	In accordance with an agreement with a related party (as amended), Prof. Yehuda Kahane, for financial consulting, the Company is required to pay the consultant monthly consulting fees of NIS 15,000 (US$ 3,900) a month, linked to the Israeli Consumer Price Index. The aggregate amount paid to Professor Kahane in each of the years 2014, 2013 and 2012 was approximately US$ 62,000, US$ 59,000 and US$ 56,000, respectively.

E.	On January 23, 2007, the Company's subsidiary, E-Com Global Electronic Commerce Ltd. ("E-Com "), signed an agreement with Gil Sheratzky for the employment of Mr. Sheratzky as CEO of that company, in consideration of monthly payments in the amount of NIS 25,000 (US$ 6,400), in addition to providing him a company car, managers insurance and education fund contribution (as customary in Israel) and reimbursement of certain business expenses. In his position, Mr. Sheratzky will report to the Co-CEO of the Company. The compensation paid to Gil Sheratzky includes a bonus in an amount equal to 2% of the annual increase in E-COM profits before tax (up to a maximum amount of 1% of that company's profits before tax), based on its audited consolidated financial statements for the relevant year, beginning January 1, 2007.

The aggregate amount paid to Mr. Gil Sheratzky in 2014, 2013 and 2012 was approximately US$ 1,131,000, US$ 145,000 US$ 196,000, respectively.

Whereas the term of the agreement exceeded three years, under recent amendments to the Israeli Companies Law, the Company's audit committee, board of directors and shareholders have ratified and approved the agreement with Gil Sheratzky, which according to current Israeli law remained in force and effect until May 11, 2014.

See section F below with respect to the approval of a new service agreement with A. Sheratzky Holdings during February 2014.

F.	In February 2014, following the approval of the Company's general meeting of shareholders on January 28, 2014, the Company entered into new service agreements, setting forth the terms of service of its President and Co-Chief Executive Officers in compliance with the Company's compensation policy for office holders; and E-Com entered into a service agreement setting forth the terms of service of its Chief Executive Officer in compliance with the Company's compensation policy for officer holders. The principal terms of these agreements are as follows:

Mr. Izzy Sheratzky shall provide his services as an independent contractor through A. Sheratzky Holdings Ltd., which shall be entitled to a monthly payment of NIS 225,000 (or $57,900) plus VAT, linked to the consumer price index for December 2013. At the request of the service provider, part of the fixed monthly pay may be granted through benefits, such as the provision of a company car for the use of Mr. Sheratzky and the payment of its maintenance costs and the cost of tax resulting therefrom. The fixed monthly pay shall also include Mr. Sheratzky's entitlement for a 25 days' vacation and sick days as provided by law. The service provider shall also be entitled to payment or reimbursement of expenses, including hosting expenses, subsistence allowance abroad and participation in work-related home telephone expenses. The service provider shall be entitled to Target-based Cash Incentives and Excess Return Cash Incentives as detailed below. The agreement shall be in force for a period of 3 years and may be terminated upon 180 days' advance notice of termination; however, the Company may terminate the agreement without an advance notice and without compensation if the following shall occur: (a) Mr. Sheratzky is convicted of a criminal offense involving moral turpitude; (b) a final court ruling (without the possibility of appeal) determines that Mr. Sheratzky has breached his fiduciary duty towards the Company; (c) a final court ruling (without the possibility of appeal) determines that Mr. Sheratzky has materially breached the agreement through the unauthorized disclosure of Company's secrets or competition with the Company.

The aggregate amounts paid to A. Sheratzky according this new service agreement in 2014 were approximately $2,387,000 (includes value added tax).

Mr. Eyal Sheratzky shall provide his services as an independent contractor through ORAS Capital Ltd. which shall be entitled to a monthly payment of NIS 175,000 (or $45,000) plus VAT, linked to the consumer price index for December 2013. At the request of the service provider, part of the fixed monthly pay may be granted through benefits, such as the provision of a company car for the use of Mr. Sheratzky and the payment of its maintenance costs and the cost of tax resulting therefrom.  The fixed monthly pay shall also include Mr. Sheratzky's entitlement for a 25 days' vacation and sick days as provided by law. The service provider shall also be entitled to payment or reimbursement of expenses, including hosting expenses and subsistence allowance abroad. The service provider shall be entitled to Target-based Cash Incentives and Excess Return Cash Incentives as detailed below. The agreement shall be in force for a period of 3 years and may be terminated upon 180 days' advance notice of termination; however, the Company may terminate the agreement without an advance notice and without compensation if the following shall occur: (a) Mr. Sheratzky is convicted of a criminal offense involving moral turpitude; (b) a final court ruling (without the possibility of appeal) determines that Mr. Sheratzky has breached his fiduciary duty towards the Company; (c) a final court ruling (without the possibility of appeal) determines that Mr. Sheratzky has materially breached the agreement through the unauthorized disclosure of Company's secrets or competition with the Company.

The aggregate amounts paid to ORAS Capital Ltd (for new and old agreements combined) in 2014 were approximately $1,552,000 (include value added tax).

Mr. Nir Sheratzky shall provide his services as an independent contractor through Galnir Management and Investments Ltd., which shall be entitled to a monthly payment of NIS 175,000 (or $45,000) plus VAT, linked to the consumer price index for December 2013. At the request of the service provider, part of the fixed monthly pay may be granted through benefits, such as the provision of a company car for the use of Mr. Sheratzky and the payment of its maintenance costs and the cost of tax resulting therefrom. The fixed monthly pay shall also include Mr. Sheratzky's entitlement for a 25 days' vacation and sick days as provided by law. The service provider shall also be entitled to payment or reimbursement of expenses, including hosting expenses and subsistence allowance abroad. The service provider shall be entitled to Target-based Cash Incentives and Excess Return Cash Incentives as detailed below. The agreement shall be in force for a period of 3 years and may be terminated upon 180 days' advance notice of termination; however, the Company may terminate the agreement without an advance notice and without compensation if the following shall occur: (a) Mr. Sheratzky is convicted of a criminal offense involving moral turpitude; (b) a final court ruling (without the possibility of appeal) determines that Mr. Sheratzky has breached his fiduciary duty towards the Company; (c) a final court ruling (without the possibility of appeal) determines that Mr. Sheratzky has materially breached the agreement through the unauthorized disclosure of Company's secrets or competition with the Company.

The aggregate amounts paid to Galnir Management and Investments Ltd, (for new and old agreements combined) were approximately 1,418,000 (includes value added tax).

Mr. Gil Sheratzky shall provide his services as an independent contractor through ZERO-TO-ONE S.B.L. INVESTMENTS LTD., which shall be entitled to a monthly payment of NIS 125,000 (or $32,000) plus VAT, linked to the consumer price index for December 2013. At the request of the service provider, part of the fixed monthly pay may be granted through benefits, such as the provision of a company car for the use of Mr. Sheratzky and the payment of its maintenance costs and the cost of tax resulting therefrom.  The fixed monthly pay shall also include Mr. Sheratzky's entitlement for a 25 days' vacation and sick days as provided by law. The service provider shall also be entitled to payment or reimbursement of expenses, including hosting expenses and subsistence allowance abroad. The service provider shall be entitled to Target-based Cash Incentives and Excess Return Cash Incentives as detailed below. The agreement shall be in force for a period of 3 years and may be terminated upon two months' advance notice of termination; however, E-Com may terminate the agreement without an advance notice and without compensation if the following shall occur: (a) Mr. Sheratzky is convicted of a criminal offense involving moral turpitude; (b) a final court ruling (without the possibility of appeal) determines that Mr. Sheratzky has breached his fiduciary duty towards E-Com; (c) a final court ruling (without the possibility of appeal) determines that Mr. Sheratzky has materially breached the agreement through the unauthorized disclosure of E-Com' and/or Company's secrets or competition with E-Com and/or the Company.

The aggregate amounts paid to ZERO-TO-ONE S.B.L. INVESTMENTS LTD,  in 2014 were approximately  $948,000  (includes value added tax).

Each of the above agreements also provides that the executives may request to provide their services to the Company as an employee, and not through a service provider, and in such event, the they shall execute an employment agreement with the Company, in lieu of the above service agreements, which shall also set forth the provisions of social security and other benefits that the Company usually grants its senior executive officers (which may not deviate from the provisions of the Compensation Policy in this respect). In any event, it was agreed that the nature of the agreement pursuant to which the services are provided shall not affect the cost to the Company of the provision of the services as set forth in the service agreements.

The terms of the Cash Incentives applicable to each of Messrs. Izzy Sheratzky, Eyal Sheratzky, Nir Sheratzky and Gil Sheratzky (the "Executive Offices Holders"), as set forth in their agreements referred to above (the "Agreements"), are as follows:

•

"Target-based Cash Incentives" means a cash incentive awarded to the Executive Office Holders for the Company's achievement of the following Profit-Before-Tax targets in each calendar year following the effective date of the above agreements, in which the Minimum Threshold (as defined below) has been achieved:

Company's Profit-Before-Tax Targets

(in USD thousands) Level of Incentive - As a Percentage of the Executive Office Holder's Annual Cost of Pay

24,001 - 27,500              20%

27,501-31,000                45%

31,001-35,000                75%

35,001-39,000              110%

Above 39,001               150%

"Minimum Threshold" means, with respect to a particular calendar year, a minimum Company's Return on Equity (as defined below) of 15%, and a minimum company's Profit Before Tax of USD 24 million.

"Excess Return Cash Incentives" means that at the end of each calendar year, the Company shall examine the Company's Stock Yield since January 1 of such year or, with respect to the first year of such grant – since the date of its approval (an "Examined Period"), as compared to the TA 100 Index's Yield over such Examined Period; and to the extent that the Company's Stock Yield exceeds the TA 100 Index's Yield for such period, each of the Executive Office Holders shall receive an amount equal to 50% of his monthly Cost of Pay for each 1% of excess return (in percentage points' terms), or a relative amount in the event of a partial excess return. For the avoidance of doubt, in the event that the Company's Stock Yield during such period is negative, no grant shall be awarded.

The Excess Return Cash Incentive for each year shall not exceed an amount equal to the Executive Officer Holder's annual Cost of Pay.

•	In the event that an Agreement is terminated during a calendar year, the Company's compensation committee and board of directors shall determine the relative amounts out of the Target-based Cash Incentives and/or Excess Return Cash Incentives to which the relevant Executive Office Holder is entitled for the portion of the year during which the Agreement was in force; and these amounts shall be paid within 30 days after the termination of service/employment, as the case may be.

•	On the date of determination of each Executive Office Holder's entitlement for a Target-based Cash Incentive for a particular year, the Company's compensation committee shall examine whether the total amount of grants to which Executive Officers are entitled with respect to such calendar year and which constitute variable components of their terms of services (the "Total Amount of Grants to Executive Officers"), exceed an amount equal to 10% of the Company's EBITDA for such year (the "EBITDA's Threshold"), as calculated in accordance with data extracted from the Company's audited consolidated annual financial statements, after taking into account the Executive Officers' fixed compensation but excluding their variable compensation. In such event, the amount by which the Total Amount of Grants to Executive Officers exceeds the EBITDA's Threshold shall be referred to as the "Excess Amount".

•	In the event that the Total Amount of Grants to Executive Officers exceeds the EBITDA's Threshold, then the Target-based Cash Incentive and the Excess Return Cash Incentive to which an Executive Office Holder is entitled (together, the "Grants") shall be reduced by an amount equal to the Executive Office Holder's Rate of Grants (as defined below) out of the Excess Amount. The term "Executive Office Holder's Rate of Grants" means, with respect to a particular Executive Office Holder, the percentage which such Executive Office Holder's Grants constitute out of the Total Amount of Grants to Executive Officers.

•	The Company's board of directors shall have the right, under special circumstances at its discretion, to reduce the amount of Grants to which the Executive Office Holders are entitled, upon a 60 days prior notice.

•	The Executive Office Holder shall be required to return any compensation paid to them on the basis of results included in financial statements that turned out to be erroneous and were subsequently restated in the Company's financial statements published during the three year period following publication of the erroneous financial statements; to the extent they would not have been entitled to the compensation actually received had it been determined based on the restated financial statements. In such case, compensation amounts will be returned within 60 days from the date of publication of the restated financial statements, net of taxes that were withheld thereon. If the Executive Office Holder has a right to reclaim such tax payments with respect to Grants which were paid in excess, from the relevant tax authorities, then the Executive Office Holder shall reasonably act to reclaim such amounts from the tax authorities and upon their receipt, shall remit them to the Company. In 2014 Executive Offices Holders where ineligible to Target based cash incentives at the maximum rate of (150%).

G.	On January 28, 2014, the Company's general meeting of the of shareholders re-approved the terms of engagement of Mr. Avner Kurz as a consultant to Ituran Sistemas de Monitoramento Ltda, a Brazilian subsidiary of the Company, in accordance with an agreement dated February 23, 2012. Pursuant to the terms of this agreement, Mr. Kurz provided consultation services to the Brazilian subsidiary as an independent contractor, including services concerning: general strategy of the subsidiary, developing connections with the private market, infrastructure development and in any other area as is required from time to time. In addition, he was in direct contact with the chief executive officer of the subsidiary and its office holders, he was directly reporting to the Company's president and advised him regarding the aforementioned; Mr. Kurz undertook to stay at least eight times per year in Brazil at the subsidiary's offices and to invest no less than twenty monthly hours in providing the services; the term of the agreement automatically renews every two years, although each party may terminate it with a 180 days prior notice; and in consideration for the services described above, the Brazilian subsidiary paid Mr. Kurz a monthly amount of $8,000, against the receipt of a tax invoice; and Mr. Kurz was entitled to receive a cellular phone and reimbursement of related expenses from the Company, payable against receipts The aggregate amounts paid to Mr Kurz by virtue of this agreement for each of the years 2014, 2013 and 2012 were approximately $80,000, $81,105 and $99,771, respectively. The agreement with Mr. Kurz was terminated on September 15, 2014 as the date of his resignation from the board.